Nov-07-05 01:36pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-527 P.002/002 F-199

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centurys

1-32663

NYSE

05071097

RECD S.E.C.
NOV 7 2005

November 7, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CLEAR CHANNEL OUTDOOR HOLDINGS, INC., Class A common stock. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 7, 2005. Tentative listing date – November 11, 2005.

Sincerely,

Paras Madho

PROCESSED
NOV 08 2005
THOMSON
FINANCIAL